Concentrations of risks (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 29, 2025 SGD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Concentration Risk [Line Items]
Cash, FDIC insured amount	$ 250,000
Concentration of risk, cash balance	30,000	$ 500,000
Cash, SDIC insured amount	56,788			$ 75,000	$ 75,717	$ 100,000
DI Scheme Banks [Member]
Concentration Risk [Line Items]
Concentration of risk, cash balance	7,000	48,000
UNITED STATES
Concentration Risk [Line Items]
Concentration of risk, cash balance		$ 55,000
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	40.60%	73.30%	40.10%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.90%		20.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			14.60%
Customer Concentration Risk [Member] | Purchases [Member] | One Vendors [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	47.20%	35.90%	28.20%
Customer Concentration Risk [Member] | Purchases [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.10%	13.90%	19.10%
Customer Concentration Risk [Member] | Purchases [Member] | Three Vendors [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%		13.80%